Equity shares table (Details) - Treasury shares [member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements of treasury shares [Line Items]
Number of shares outstanding	13,129,191	7,753,399	4,759,310
Reduction of share capital number of shares	0	(3,663,864)
Remuneration schemes number of shares	(502,215)	(511,587)
Different corporate actions	5,878,007
Script dividend number of shares		7,169,540
Number of shares purchased [Member]
Movements of treasury shares [Line Items]
Number of shares outstanding	11,006,460	26,756,284
Reduction of share capital number of shares	0	19,586,744
Remuneration schemes number of shares	0	0
Different corporate actions	11,006,460
Script dividend number of shares		7,169,540
Number of shares applied to purpose [Member]
Movements of treasury shares [Line Items]
Number of shares outstanding	(5,630,668)	(23,762,195)
Reduction of share capital number of shares	0	(23,250,608)
Remuneration schemes number of shares	(502,215)	(511,587)
Different corporate actions	(5,128,453)
Script dividend number of shares		0